Intangible Assets and Goodwill (Details) - Schedule of goodwill	12 Months Ended
Dec. 31, 2021 USD ($)
DuraGraft [Member]
Goodwill [Line Items]
Balance, December 31, 2020
Additions on acquisitions	5,416,000
Impairment
Balance, December 31, 2021	5,416,000
My Health Logic [Member]
Goodwill [Line Items]
Balance, December 31, 2020
Additions on acquisitions	1,774,656
Impairment
Balance, December 31, 2021	1,774,656
Total [Member]
Goodwill [Line Items]
Balance, December 31, 2020
Additions on acquisitions	7,190,656
Impairment
Balance, December 31, 2021	$ 7,190,656